Stockholders’ Equity (Details) - Schedule of the stock option activity - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Stockholders’ Equity (Details) - Schedule of the stock option activity [Line Items]
Options beginning balance	2,902,619	541,021	541,021
Weighted Average Exercise Price, beginning balance	$ 7.07	$ 12.75	$ 12.75
Weighted Average Remaining Contractual Life (in years), beginning balance	4 years 8 months 15 days	3 years 3 months 7 days
Options, Granted			2,425,762
Weighted Average Exercise Price, Granted	$ 1.38	$ 6.32	$ 5.97
Weighted Average Remaining Contractual Life (in years), Granted		6 years 2 months 12 days	5 years 10 months 28 days
Options, Exercised
Weighted Average Exercise Price, Exercised
Weighted Average Remaining Contractual Life (in years), Exercised
Options, Forfeited/Cancelled	(434,352)	(64,164)	(64,164)
Weighted Average Exercise Price, Forfeited/Cancelled	$ 13.56	$ 13.06	$ 13.06
Weighted Average Remaining Contractual Life (in years), Forfeited/Cancelled
Options outstanding, ending balance	4,408,267	2,327,445	2,902,619	541,021
Weighted Average Exercise Price outstanding, ending balance	$ 3.93	$ 7.63	$ 7.07	$ 12.75
Weighted Average Remaining Contractual Life (in years) outstanding, ending balance	4 years 5 months 4 days	4 years 3 months 14 days	4 years 8 months 15 days	3 years 3 months 7 days
Options, exercisable	3,010,101	608,524	1,165,191	149,168
Weighted Average Exercise Price, exercisable	$ 4.12	$ 12.75	$ 9.01	$ 23.77
Weighted Average Remaining Contractual Life (in years), exercisable	4 years 3 months 25 days	3 years 9 months	4 years 1 month 13 days	1 year 9 months
Equity Option [Member]
Stockholders’ Equity (Details) - Schedule of the stock option activity [Line Items]
Options beginning balance		541,021	541,021	303,825
Weighted Average Exercise Price, beginning balance		$ 12.75	$ 12.75	$ 24.48
Weighted Average Remaining Contractual Life (in years), beginning balance				2 years 6 months 3 days
Options, Granted				391,853
Weighted Average Exercise Price, Granted				$ 8.55
Weighted Average Remaining Contractual Life (in years), Granted				5 years 8 months 1 day
Options, Exercised
Weighted Average Exercise Price, Exercised
Weighted Average Remaining Contractual Life (in years), Exercised
Options, Forfeited/Cancelled				(154,657)
Weighted Average Exercise Price, Forfeited/Cancelled				$ 25.17
Weighted Average Remaining Contractual Life (in years), Forfeited/Cancelled
Options outstanding, ending balance				541,021
Weighted Average Exercise Price outstanding, ending balance				$ 12.75
Weighted Average Remaining Contractual Life (in years) outstanding, ending balance				4 years 3 months 14 days